SUBSEQUENT EVENTS (Details Narrative) - $ / shares	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	May 13, 2021
Common Stock, Shares, Outstanding	500,000	500,000	500,000
Preferred Stock, Shares Issued	19,148	10,355
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Nestbuilder [Member]
Common Stock, Shares, Outstanding	6,090,580
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	10,135,000
Nestbuilder [Member] | Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Issued	2,155,684
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Conversion of Stock, Shares Converted	100
Voting rights percentage	97.00%